RELATED PARTY TRANSACTIONS (Details) In Millions, unless otherwise specified	0 Months Ended							12 Months Ended
	Jun. 19, 2013 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	May 10, 2013 FBB EUR (€)	Jul. 26, 2013 Probank EUR (€)	Dec. 31, 2013 Eurobank Ergasias Sa EUR (€)	Jun. 19, 2013 Eurobank Ergasias Sa EUR (€)
Related Party Transaction Due From To Related Party Textual Details [Abstract]
Loans to related parties			€ 88	€ 86
Deposits to related parties			12	8
Letters of guarantee to related parties			16	16
Receivables from affiliates			8	8
Payables to affiliates			460	561
Letters of guarantee to affiliates			8	17
Income from affiliates			34	21
Expense to affiliates			15	43
Receivables from the employee benefits related funds			582	501
Payables to the employee benefits related funds			134	111
Loans with reduced interest rates			6	6
Reduced Fixed Interst Rate For Employees Mortgage loans		2.10%	2.10%
Contribution by HFSF of EFSF bonds			9,756
HFSF contribution in share capital increase	8,677	12,035	8,677	0	0
Underwriting fees	90
Related Party Transaction Due From To Related Party [Line Items]
Fair value of EFSF bonds						462
Difference between transferred assets and liabilities covered by HFSF						457	563
Share capital increase covered by private investors									1,079
Outstanding receivables								97
Outstanding payables								7
Outstanding revenues								€ 7